First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210	commonwealthannuity.com * 800.533.2124
Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax

SEMI-ANNUAL REPORT — 6/30/2013

FOR CONTRACT HOLDERS OF: DELAWARE MEDALLION I, II & III DELAWARE GOLDEN MEDALLION September 25, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-K
1940 Act Registration Number: 811-8114
1933 Act Registration Numbers: 33-71054, 333-54218
CIK: 0000914284
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-K, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Delaware VIP Trust (Standard Class)	814230	September 6, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 23, 2013
The Alger Portfolios (Class I-2)	832566	August 23, 2013
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	August 23, 2013
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 30, 2013
Lincoln Variable Insurance Products Trust (Standard Class)	1033669	August 21, 2013
Pioneer Variable Contracts Trust (Class II)	930709	August 28, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772